Basic earnings (loss) per share (Details) - KRW (₩) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Basic earnings (loss) per share [Abstract]
Profit (loss) attributable to owners of the controlling company	₩ 1,991,347	₩ (2,345,517)	₩ (1,314,567)
Profit (loss) used in the calculation of total basic earnings (loss) per share	₩ 1,991,347	₩ (2,345,517)	₩ (1,314,567)
Weighted average number of common shares	641,964,077	641,964,077	641,964,077
Basic earnings (loss) per share	₩ 3,102	₩ (3,654)	₩ (2,048)